Consolidated Statements of Shareholder's Equity (Successor) and Statements of Shareholder's Equity (Predecessor) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance (Predecessor) at Dec. 31, 2012	$ 346,518	$ 2,500	$ 180,000	$ 150,215	$ 13,803
Balance, shares (Predecessor) at Dec. 31, 2012		25,000
Comprehensive income (loss)
Net income (loss) | Predecessor	7,110			7,110
Other comprehensive income (loss), net of tax | Predecessor	(9,933)				(9,933)
Total comprehensive income (loss) | Predecessor	(2,823)
Balance (Predecessor) at Dec. 31, 2013	343,695	$ 2,500	180,000	157,325	3,870
Balance, shares (Predecessor) at Dec. 31, 2013		25,000
Comprehensive income (loss)
Net income (loss) | Predecessor	1,713			1,713
Other comprehensive income (loss), net of tax | Predecessor	1,351				1,351
Total comprehensive income (loss) | Predecessor	3,064
Balance (Predecessor) at Mar. 31, 2014	346,759	$ 2,500	180,000	159,038	5,221
Balance at Mar. 31, 2014	595,808	$ 2,500	593,308
Balance, shares (Predecessor) at Mar. 31, 2014		25,000
Balance, shares at Mar. 31, 2014		25,000
Dividends to shareholder	(33,200)			(33,200)
Capital contribution	250		250
Comprehensive income (loss)
Net income (loss)	30,686			30,686
Other comprehensive income (loss), net of tax	85,498				85,498
Total comprehensive income (loss)	116,184
Balance at Dec. 31, 2014	$ 679,042	$ 2,500	593,558	(2,514)	85,498
Balance, shares at Dec. 31, 2014	25,000	25,000
Dividends to shareholder	$ (187,000)			(187,000)
Comprehensive income (loss)
Net income (loss)	82,654			82,654
Other comprehensive income (loss), net of tax	(240,197)				(240,197)
Total comprehensive income (loss)	(157,543)
Balance at Dec. 31, 2015	$ 334,499	$ 2,500	$ 593,558	$ (106,860)	$ (154,699)
Balance, shares at Dec. 31, 2015	25,000	25,000